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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: June 30, 2009

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                           Name:    Southeast Asset Advisors
                           Address: 314 Gordon Avenue
                                    Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:   Mark Saussy
                           Title:  Managing Director
                           Phone:  229-226-8839

                      Signature, Place, and Date of Signing

           /s/ Mark C. Saussy     Thomasville, GA     14-Aug-09
           ------------------     ---------------     ---------
              [Signature]           [City, State]       [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

               Form 13F File Number            Name
               --------------------            ----
               28-2013                 Harris Associates, LP
               28-41980                Select Equity Group, Inc.
               28-3459                 Smith Asset Management Group, LP
               28-01474                NWQ Investment Management Company, LLC

                                 Report Summary:

               Number of Other Included Managers:               None
                                                           ------------
               Form 13F Information Table Entry Total:           63
                                                           ------------
               Form 13F Information Table Value Total:     $  92,547.44
                                                           ------------
                                                            (thousands)

                        List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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  NAME OF ISSUER               TITLE OF CLASS            CUSIP        Value (X 1,000)     AMT  SH / PRN  Invesment       Sole
                                                                                                         Discretion     Voting
                                                                                                                       Authority
--------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM                002824 10 0          421.01       8,950 SH        SOLE             8,950
AFLAC INC                           COM                001055 10 2        1,922.76      61,845 SH        SOLE            61,845
BERKSHIRE HATHAWAY INC DEL          CL B               084670 20 7       12,639.86       4,365 SH        SOLE             4,365
BERKSHIRE HATHAWAY INC DEL          CL A               084670 10 8       11,970.00         133 SH        SOLE               133
BROOKFIELD ASSET MGMT  INC          CL A LTD VT SH     112585 10 4          608.97      35,675 SH        SOLE            35,675
BROWN & BROWN INC                   COM                115236 10 1          938.40      47,085 SH        SOLE            47,085
C H ROBINSON WORLDWIDE INC          COM NEW            12541W 20 9          546.01      10,470 SH        SOLE            10,470
CB RICHARD ELLIS GROUP INC A        CL A               12497T 10 1          452.98      48,395 SH        SOLE            48,395
CEMEX SAB DE CV                     SPON ADR NEW       151290 88 9        1,242.91     133,074 SH        SOLE           133,074
CHEVRON CORP                        COM                166764 10 0          728.68      10,999 SH        SOLE            10,999
CHURCH & DWIGHT INC                 COM                171340 10 2          581.12      10,700 SH        SOLE            10,700
COCA COLA CO                        COM                191216 10 0        4,590.72      95,660 SH        SOLE            95,660
CONAGRA INCORPORATED                COM                205887 10 2          249.88      13,110 SH        SOLE            13,110
CONTANGO OIL & GAS COMPANY          COM NEW            21075N 20 4          324.20       7,630 SH        SOLE             7,630
DELL INC                            COM                24702R 10 1        4,895.29     356,540 SH        SOLE           356,540
DENTSPLY INTL INC NEW               COM                249030 10 7          269.63       8,820 SH        SOLE             8,820
DISNEY WALT CO                      COM DISNEY         254687 10 6          488.88      20,955 SH        SOLE            20,955
EBAY INC                            COM                278642 10 3          205.13      11,975 SH        SOLE            11,975
EBIX INC                            COM NEW            278715 20 6          207.34       6,620 SH        SOLE             6,620
EXXON MOBIL CORP                    COM                30231G 10 2        4,107.63      58,756 SH        SOLE            58,756
FAIRFAX FINANCIAL HLDGS LTD         SUB VTG            303901 10 2        1,805.06       7,235 SH        SOLE             7,235
FASTENAL CO                         COM                311900 10 4          558.58      16,840 SH        SOLE            16,840
FLOWERS FOODS                       COM                343498 10 1       16,254.01     744,231 SH        SOLE           744,231
FORD MTR CO DEL                     COM PAR $0.01      345370 86 0           70.05      11,540 SH        SOLE            11,540
FRANKLIN ELECTRIC CO                COM                353514 10 2          455.16      17,560 SH        SOLE            17,560
GENERAL ELECTRIC                    COM                369604 10 3          268.59      22,917 SH        SOLE            22,917
GREENLIGHT CAPITAL RE LTD           CLASS A            G4095J 10 9        1,416.74      81,845 SH        SOLE            81,845
HCC INS HLDGS INC                   COM                404132 10 2          611.53      25,470 SH        SOLE            25,470
IDEXX LABS CORP                     COM                45168D 10 4          389.00       8,420 SH        SOLE             8,420
IHS INC                             CL A               451734 10 7          501.19      10,050 SH        SOLE            10,050
ISHARES TR                          S&P 100 IDX FD     464287 10 1          933.36      21,691 SH        SOLE            21,691
ISHARES TR                          S&P GLB100INDX     464287 57 2          538.56      10,922 SH        SOLE            10,922
JOHNSON & JOHNSON                   COM                478160 10 4        2,390.71      42,090 SH        SOLE            42,090
KIRBY CORP                          COM                497266 10 6          559.35      17,595 SH        SOLE            17,595
LABORATORY CORP AMER HLDGS          COM NEW            50540R 40 9          606.04       8,940 SH        SOLE             8,940
LEVEL 3 COMMUNICATIONS INC          COM                52729N 10 0        2,358.29   1,561,782 SH        SOLE         1,561,782
LIBERTY MEDIA HOLDING CORP NEW      ENT COM SER A      53071M 50 0          611.56      22,905 SH        SOLE            22,905
LIBERTY MEDIA HOLDING CORP NEW      INT COM SER A      53071M 10 4          152.30      30,400 SH        SOLE            30,400
MASTECH HOLDINGS INC                COM                57633B 10 0          100.02      28,825 SH        SOLE            28,825
MEDTRONIC INC                       COM                585055 10 6          208.82       5,985 SH        SOLE             5,985
MEREDITH CORP                       COM                589433 10 1          479.06      18,750 SH        SOLE            18,750
MICROSOFT CORP                      COM                594918 10 4          608.84      25,614 SH        SOLE            25,614
MILLIPORE CORP                      COM                601073 10 9          604.51       8,610 SH        SOLE             8,610
MOHAWK INDS INC                     COM                608190 10 4          449.92      12,610 SH        SOLE            12,610
MONSANTO CO NEW                     COM                61166W 10 1          370.21       4,980 SH        SOLE             4,980
O REILLY AUTOMOTIVE INC             COM                686091 10 9          749.41      19,680 SH        SOLE            19,680
PATTERSON COS INC                   COM                703395 10 3          559.86      25,800 SH        SOLE            25,800
PAYCHEX INC                         COM                704326 10 7          538.52      21,370 SH        SOLE            21,370
PERKINELMER INC                     COM                714046 10 9          677.30      38,925 SH        SOLE            38,925
PHARMACEUTICAL HOLDRS TRUST         DEPOSITRY RCPT     71712A 20 6          209.76       3,500 SH        SOLE             3,500
POLO RALPH LAUREN CORP              CL A               731572 10 3          327.66       6,120 SH        SOLE             6,120
PROCTER & GAMBLE CO                 COM                742718 10 9        2,026.42      39,656 SH        SOLE            39,656
RUBY TUESDAY, INC.                  COM                781182 10 0        2,055.58     308,645 SH        SOLE           308,645
SHERWIN WILLIAMS CO                 COM                824348 10 6          618.93      11,515 SH        SOLE            11,515
STRAYER ED INC                      COM                863236 10 5          799.37       3,665 SH        SOLE             3,665
SYMANTEC CORP                       COM                871503 10 8          269.53      17,300 SH        SOLE            17,300
SYNOVUS FINANCIAL CORP              COM                87161C 10 5          118.92      39,771 SH        SOLE            39,771
THERMO FISHER SCIENTIFIC            COM                883556 10 2          677.19      16,610 SH        SOLE            16,610
TOTAL SYSTEMS SERVICES, INC.        COM                891906 10 9          423.69      31,642 SH        SOLE            31,642
TRIAD GUARANTY INC                  COM                895925 10 5           26.83      39,461 SH        SOLE            39,461
VCA ANTECH INC                      COM                918194 10 1          590.20      22,105 SH        SOLE            22,105
WASHINGTON POST CO CL B             CL B               939640 10 8          978.36       2,778 SH        SOLE             2,778
WILLIAMS SONOMA INC                 COM                969904 10 1          207.01      17,440 SH        SOLE            17,440

                                                                   ---------------
                        # of holdings reporrted                  63      92,547.44
                                                                   ===============
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